Note 2 - Principles Of Consolidation, Accounting Policies And Measurement Bases Applies And Recent IFRS Pronouncements	12 Months Ended
Dec. 31, 2020
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Significant Account Policies

2. Principles of consolidation, accounting policies and measurement bases applied and recent IFRS pronouncements

The Glossary includes the definition of some of the financial and economic terms used in Note 2 and subsequent Notes of the accompanying consolidated Financial Statements.

2.1. Principles of consolidation

In terms of its consolidation, in accordance with the criteria established by IFRS, the BBVA Group is made up of four types of entities: subsidiaries, joint ventures, associates and structured entities, defined as follows:

•Subsidiaries

Subsidiaries are entities controlled by the Group (for definition of control, see Glossary). The financial statements of the subsidiaries are fully consolidated with those of the Bank. The share of non-controlling interests from subsidiaries in the Group’s consolidated total equity is presented under the heading “Minority interests (Non-controlling interests)” in the consolidated balance sheet. Their share in the profit or loss for the period or year is presented under the heading “Attributable to minority interest (non-controlling interests)” in the accompanying consolidated income statement (see Note 31).

Note 3 includes information related to the main subsidiaries in the Group as of December 31, 2020, 2019 and 2018. Appendix I includes other significant information on all entities.

•Joint ventures

Joint ventures are those entities for which there is a joint arrangement to joint control with third parties other than the Group (for definitions of joint arrangement, joint control and joint venture, refer to Glossary).

The investments in joint ventures are accounted for using the equity method (see Note 16). Appendix II shows the main figures for joint ventures accounted for using the equity method as of December 31, 2020.

•Associates

Associates are entities in which the Group is able to exercise significant influence (for definition of significant influence, see Glossary). Significant influence is deemed to exist when the Group owns 20% or more of the voting rights of an investee directly or indirectly, unless it can be clearly demonstrated that this is not the case.

However, certain entities in which the Group owns 20% or more of the voting rights are not included as Group associates, since the Group does not have the ability to exercise significant influence over these entities. Investments in these entities, which do not represent material amounts for the Group, are classified as “Financial assets at fair value through other comprehensive income” or “Non-trading financial assets mandatorily at fair value through profit or loss”.

In contrast, some investments in entities in which the Group holds less than 20% of the voting rights are accounted for as Group associates, as the Group is considered to have the ability to exercise significant influence over these entities. As of December 31, 2020, 2019 and 2018, these entities are not significant to the Group.

Appendix II shows the most significant information related to the associates (see Note 16), which are accounted for using the equity method.

•Structured Entities

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when the voting rights relate to administrative matters only and the relevant activities are directed by means of contractual arrangements (see Glossary).

In those cases where the Group sets up entities or has a holding in such entities, in order to allow its customers access to certain investments, to transfer risks or for other purposes, in accordance with internal criteria and procedures and with applicable regulations, the Group determines whether control over the entity in question actually exists and therefore whether it should be subject to consolidation.

Such methods and procedures determine whether there is control by the Group, considering how the decisions are made about the relevant activities, assessing whether the Group has control over the relevant elements, exposure to variable returns from involvement with the investee and the ability to use control over the investee to affect the amount of the investor’s returns.

•Structured entities subject to consolidation

To determine if a structured entity is controlled by the Group, and therefore should be consolidated into the Group, the existing contractual rights (different from the voting rights) are analyzed. For this reason, an analysis of the structure and purpose of each investee is performed and, among others, the following factors will be considered:

•Evidence of the current ability to manage the relevant activities of the investee according to the specific business needs (including any decisions that may arise only in particular circumstances).

•Potential existence of a special relationship with the investee.

•Implicit or explicit Group commitments to support the investee.

•The ability to use the Group´s power over the investee to affect the amount of the Group’s returns.

These types of entities include cases where the Group has a high exposure to variable returns and retains decision-making power over the investee, either directly or through an agent.

The main structured entities of the Group are the asset securitization funds, to which the BBVA Group transfers loans and advances, and other vehicles, which allow the Group’s customers to gain access to certain investments or to allow for the transfer of risks or for other purposes (see Appendices I and V). The BBVA Group maintains the decision-making power over the relevant activities of these vehicles and financial support through securitized market standard contracts. The most common ones are: investment positions in equity note tranches, funding through subordinated debt, credit enhancements through derivative instruments or liquidity lines, management rights of defaulted securitized assets, “clean-up” call derivatives, and asset repurchase clauses by the grantor.

For these reasons, the loans and receivable portfolios related to the vast majority of the securitizations carried out by the Bank or Group subsidiaries are not derecognized in the books of said entity and the issuances of the related debt securities are recorded as liabilities within the Group’s consolidated balance sheet.

For additional information on the accounting treatment for the transfer and derecognition of financial instruments, see Note 2.2.2. “Transfers and derecognition of financial assets and liabilities”.

•Non-consolidated structured entities

The Group owns other vehicles also for the purpose of allowing customers access to certain investments, to transfer risks, and for other purposes, but without the Group having control of the vehicles, which are not consolidated in accordance with IFRS 10 – “Consolidated Financial Statements”. The balance of assets and liabilities of these vehicles is not material in relation to the Group’s Consolidated Financial Statements.

As of December 31, 2020, 2019 and 2018, there was no material financial support from the Bank or its subsidiaries to unconsolidated structured entities.

The Group does not consolidate any of the mutual funds it manages since the necessary control conditions are not met. Particularly, the BBVA Group does not act as arranger but as agent since it operates the mutual funds on behalf and for the benefit of investors or parties (arranger or arrangers) and, for this reason it does not control the mutual funds when exercising its authority for decision making.

The mutual funds managed by the Group are not considered structured entities (generally, retail funds without corporate identity over which investors have participations which gives them ownership of said managed equity). These funds are not dependent on a capital structure that could prevent them from carrying out activities without additional financial support, being in any case insufficient as far as the activities themselves are concerned. Additionally, the risk of the investment is absorbed by the fund participants, and the Group is only exposed when it becomes a participant, and as such, there is no other risk for the Group.

In all cases, the operating results of equity method investees acquired by the BBVA Group in a particular period only include the period from the date of acquisition to the financial statements date. Similarly, the results of entities disposed of during any year only include the period from the start of the year to the date of disposal.

The consolidated financial statements of subsidiaries, associates and joint ventures used in the preparation of the Consolidated Financial Statements of the Group have the same presentation date as the Consolidated Financial Statements. If financial statements at those same dates are not available, the most recent will be used, as long as these are not older than three months, and adjusted to take into account the most significant transactions. As of December 31, 2020, financial statements as of December 31 of all Group entities were utilized except for the case of the consolidated financial statements of 6 associates deemed non-significant for which financial statements as of November 30, 2020 were used.

2.2. Accounting principles and policies and applied valuation methods

The accounting principles and policies and the valuation methods applied in the preparation of the consolidated financial statements may differ from those used, at the individual level, by some of the entities that are part of the BBVA Group; This is why, in the consolidation process, the necessary adjustments and reclassifications are made to standardize such principles and criteria among themselves and bring them into line with the IFRS-EU.

In preparing the accompanying consolidated Annual Accounts, the following accounting principles and policies and assessment criteria have been applied:

2.2.1. Financial instruments

IFRS 9 became effective as of January 1, 2018 and replaced IAS 39 regarding the classification and measurement of financial assets and liabilities, the impairment of financial assets and hedge accounting. However, the Group has chosen to continue applying IAS 39 for accounting for hedges, until the completion of the macro-hedging project of IFRS 9 as permitted by IFRS 9.

Classification and measurement of financial assets

Classification of financial assets

IFRS 9 contains three main categories for financial assets classification: measured at amortized cost, measured at fair value with changes through other comprehensive income, and measured at fair value through profit or loss.

The classification of financial instruments in the categories of amortized cost or fair value depends on the business model with which the entity manages the assets and the contractual characteristics of the cash flows, commonly known as the "solely payments of principle and interest" criterion (hereinafter, the SPPI).

The assessment of the business model should reflect the way the Group manages groups of financial assets and does not depend on the intention for an individual instrument. Thus, for each entity within the BBVA Group there are different business models for managing assets.

In order to determine the business model, the following aspects are taken into account:

•The way in which the performance of the business model (and that of the assets which comprise such business model) is evaluated and reported to the entity's key personnel;

•The risks and the way in which the risks that affect the performance of the business model are managed;

•The way in which business model managers are remunerated;

•The frequency, amount and timing of sales in previous years, the reasons for such sales and expectations regarding future sales.

Regarding the SPPI test, the analysis of the cash flows aims to determine whether the contractual cash flows of the assets correspond only to payments of principal and interest on the principal amount outstanding at the beginning of the transaction. Interest is understood here as the consideration for the time value of money; and for the credit risk associated with the principal amount outstanding during a specific period; and for financing and structure costs, plus a profit margin.

The most significant judgments used by the Group in evaluating compliance with the conditions of the SPPI test are the following:

•Modified time value: in the event that a financial asset includes a periodic interest rate adjustment but the frequency of this adjustment does not coincide with the term of the reference interest rate (for example, the interest rate reset every six months to a one-year rate), the Group assesses, at the time of the initial recognition, this mismatch to determine whether the contractual cash flows (undiscounted) differ significantly or not from the cash flows (undiscounted) of a benchmark financial asset, for which there would be no change in the time value of money. The defined tolerance thresholds are 10% for the differences in each period and 5% for the analysis accumulated throughout the financial asset life.

•Contractual clauses: The contractual clauses can modify the calendar or the amount of the contractual cash flows are analyzed to verify if the contractual cash flows that would be generated during the life of the instrument due to the exercise of those clauses are only payments of principal and interest on the principal amount outstanding. To do this, the contractual cash flows that may be generated before and after the modification are analyzed.

The main criteria taken into account in the analysis are:

•Early termination clauses: generally a contractual clause that permits the debtor to prepay a debt instrument before maturity is consistent with SPPI when the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding (which may include reasonable additional compensation for the early termination of the contract).

•Instruments with an interest rate linked to contingent events:

•An instrument whose interest rate is reset to a higher rate if the debtor misses a particular payment may meet the SPPI criterion because of the relationship between missed payments and an increase in credit risk.

•An instrument with contractual cash flows that are indexed to the debtor’s performance – e.g. net income or is adjusted based on a certain index or stock market value would not meet the SPPI criterion.

•Perpetual instruments: to the extent that they can be considered instruments with continuous (multiple) extension options, they meet the SPPI test if the contractual flows meet it. When the issuer can defer the payment of interest, if such payment would affect their solvency, they would meet the SPPI test if the deferred interest accrues additional interest, while if they do not, they would not meet the test.

•Non-recourse financial instruments: In the case of debt instruments that are repaid primarily with the cash flows of specific assets or projects and the debtor has no legal responsibility, the underlying assets or cash flows are evaluated to determine whether the contractual cash flows of the instrument are consistent with payments of principal and interest on the principal amount outstanding.

•If the contractual terms do not give rise to additional cash flows to payments of principal and interest on the amount of principal outstanding or limitations to these payments, the SPPI test is met.

•If the debt instrument effectively represents an investment in the underlying assets and its cash flows are inconsistent with principal and interest (because they depend on the performance of a business), the SPPI test is not met.

•Contractually linked instruments: a look-through analysis is carried out in the case of transactions that are set through the issuance of multiple financial instruments forming tranches that create concentrations of credit risk in which there is an order of priority that specifies how the flows of cash generated by the underlying set of financial instruments are allocated to the different tranches. The debt tranches of the instrument will comply with the requirement that their cash flows represent only payment of principal and interest on the outstanding principal if:

a)the contractual terms of the tranche being assessed for classification (without looking through to the underlying pool of financial instruments) give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding

b)the underlying pool of financial instruments comprises instruments with cash flow that are solely payments of principal and interest on the principal amount outstanding, and

c)the exposure to credit risk in the underlying pool of financial instruments inherent in the tranche is equal to or lower than the exposure to credit risk of the underlying pool of financial instruments (for example, the credit rating of the tranche being assessed for classification is equal to or higher than the credit rating that would apply to a single tranche that funded the underlying pool of financial instruments)

In any event, the contractual conditions that, at the time of the initial recognition, have a minimal effect on cash flows or depend on the occurrence of exceptional and highly unlikely events do not prevent compliance with the conditions of the SPPI test.

Based on the above characteristics, financial assets will be classified and valued as described below.

A debt instrument will be classified in the amortized cost portfolio if the two following conditions are fulfilled:

•The financial asset is managed within a business model whose purpose is to maintain the financial assets to maturity, to receive contractual cash flows; and

•The contractual conditions of the financial asset give rise to cash flows that are only payments of principal and interest.

A debt instrument will be classified in the portfolio of financial assets at fair value with changes through other comprehensive income if the two following conditions are fulfilled:

•The financial asset is managed with a business model whose purpose combines collection of the contractual cash flows and sale of the assets, and

•The contractual characteristics of the instrument generate cash flows which only represent the return of the principal and interest.

A debt instrument will be classified at fair value with changes in profit and loss provided that the entity's business model for their management or the contractual characteristics of its cash flows do not require classification into one of the portfolios described above.

In general, equity instruments will be measured at fair value through profit or loss. However the Group may make an irrevocable election, at initial recognition to present subsequent changes in the fair value through “other comprehensive income”.

Financial assets will only be reclassified when BBVA Group decides to change the business model. In this case, all of the financial assets assigned to this business model will be reclassified. The change of the objective of the business model should occur before the date of the reclassification.

Measurement of financial assets

All financial instruments are initially recognized at fair value, plus, those transaction costs which are directly attributable to the issue of the particular instrument, with the exception of those financial assets which are classified at fair value through profit or loss.

All changes in the value of financial assets due to the interest accrual and similar items are recorded in the headings "Interest income and other similar income" or "Interest expenses", of the consolidated income statement of the year in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.

The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial assets.

“Financial assets held for trading”, “Non-trading financial assets mandatorily at fair value through profit and loss” or “Financial assets designated at fair value through profit or loss”

Financial assets are recorded under the heading “Financial assets held for trading” if the objective of the business model is to generate gains by buying and selling these financial instruments or generate short-term results. The financial assets recorded in the heading “Non-trading financial assets mandatorily at fair value through profit or loss” are assigned to a business model which objective is to obtain the contractual cash flows and / or to sell those instruments but its contractual cash flows do not comply with the requirements of the SPPI test. Financial assets are classified in “Financial assets designated at fair value through profit or loss” only if it eliminates or significantly reduces a measurement or recognition inconsistency (an ‘accounting mismatch’) that would otherwise arise from measuring financial assets or financial liabilities, or recognizing gains or losses on them, on different bases.

The assets recognized under these headings of the consolidated balance sheet are measured upon acquisition at fair value and changes in the fair value (gains or losses) are recognized as their net value under the headings “Gains (losses) on financial assets and liabilities held for trading, net”, “Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net” and “Gains (losses) on financial assets designated at fair value through profit or loss, net” in the accompanying consolidated income statement (see Note 41). Changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Exchange differences, net” in the accompanying consolidated income statements (Note 41).

”Financial assets at fair value through other comprehensive income”

•Debt instruments

Assets recognized under this heading in the consolidated balance sheets are measured at their fair value. This category of valuation implies the recognition of the information in the income statement as if it were an instrument valued at amortized cost, while the instrument is valued at fair value in the balance sheet. Thus, both interest income on these instruments and the exchange differences and impairment that arise in their case are recorded in the profit and loss account, while subsequent changes in its fair value (gains or losses) are recognized temporarily (by the amount net of tax effect) under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of debt instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).

The amounts recognized under the headings “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Fair value changes of financial assets measured at fair value through other comprehensive income” continue to form part of the Group's consolidated equity until the corresponding asset is derecognized from the consolidated balance sheet or until a loss allowance is recognized on the corresponding financial instrument. If these assets are sold, these amounts are derecognized and included under the headings “Gains (losses) on financial assets and liabilities, net” (see Note 41).

The net loss allowances in “Financial assets at fair value through other comprehensive income” over the year are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification - Financial assets at fair value through other comprehensive income” (see Note 48) in the consolidated income statement for that period.

Interest income on these instruments are recorded in the consolidated profit and loss account (see Note 37). Changes in foreign exchange rates are recognized under the heading “Exchange differences, net" in the accompanying consolidated income statements (see Note 41).

Equity instruments

At the time of initial recognition of specific investments in equity instruments, the BBVA Group may make the irrevocable decision to present subsequent changes in fair value in other comprehensive income. Subsequent changes in this valuation will be recognized in "Other accumulated comprehensive income - Items that will not be reclassified in results - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income". Dividends received from these investments are recorded in the heading "Dividend income" in the consolidated income statement (see Note 38). These instruments are not subject to the impairment model of IFRS 9.

“Financial assets at amortized cost”

The assets under this category are subsequently measured at amortized cost, using the effective interest rate method.

Net loss allowances of assets recorded under these headings arising in each period are recognized under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification – financial assets measured at amortized cost” in the consolidated income statement for such period (see Note 47).

Classification and measurement of financial liabilities

Classification of financial liabilities

Under IFRS 9, financial liabilities are classified in the following categories:

•Financial liabilities at amortized cost;

•Financial liabilities that are held for trading, including derivatives, are financial instruments which are recorded in this category when the Group’s objective is to generate gains by buying and selling these financial instruments;

•Financial liabilities that are designated at fair value through profit or loss on initial recognition under the Fair Value Option. The Group has the option to designate irrevocably, on the initial moment of recognition, a financial liability as at fair value through profit or loss provided that doing so results in the elimination or significant reduction of measurement or recognition inconsistency, or if a group of financial liabilities, or a group of financial assets and financial liabilities, has to be managed, and its performance evaluated, on a fair value basis in accordance with a documented risk management or investment strategy.

Measurement of financial liabilities

Financial liabilities are initially recorded at fair value, less transaction costs that are directly attributable to the issuance of instruments, except for financial instruments that are classified at fair value through profit or loss.

Variations in the value of financial liabilities due to the interest accrual and similar items are recorded in the headings “Interest income and other similar income” or “Interest expense”, of the consolidated income statement for the period in which the accrual occurred (see Note 37), except for trading derivatives that are not economic and accounting hedges.

The changes in fair value after the initial recognition, for reasons other than those mentioned in the preceding paragraph, are treated as described below, according to the categories of financial liabilities.

“Financial liabilities held for trading” and “Financial liabilities designated at fair value through profit or loss“

The subsequent changes in the fair value (gains or losses) of the liabilities recognized under these headings of the consolidated balance sheets are recognized as their net value under the headings “Gains (losses) on financial assets and liabilities held for trading, net” and “Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net” in the accompanying consolidated income statements (see Note 41). Nevertheless, the changes in the own credit risk of the liabilities designated under the fair value option is presented in “Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk”, unless this treatment brings about or increases an asymmetry in the income statement. However, changes in fair value resulting from variations in foreign exchange rates are recognized under the heading “Exchange differences, net” in the accompanying consolidated income statements (Note 41).

“Financial liabilities at amortized cost”

The liabilities under this category are subsequently measured at amortized cost, using the “effective interest rate” method.

Hybrid financial liabilities

When a financial liability contains an embedded derivative, the Group analyzes whether the economic characteristics and risks of the embedded derivative and the host instrument are closely related.

If the characteristics and risks of the host and the derivative are closely related, the instrument as a whole will be classified and measured according to the general rules for financial liabilities. If, on the other hand, the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host, its terms meet the definition of a derivative and the hybrid contract is not measured at fair value with changes in fair value recognized in profit or loss, the embedded derivative shall be separated from the host and accounted for as a derivative separately at fair value with changes in profit and loss and the host instrument will be classified and measured according to its nature.

“Derivatives-Hedge Accounting” and “Fair value changes of the hedged items in portfolio hedges of interest-rate risk”

The Group uses financial derivatives as a tool for managing financial risks, mainly interest rates and exchange rates (See Note 7).

When these transactions meet certain requirements, they are considered "hedging".

Changes occurring subsequent to the designation of the hedging relationship in the measurement of financial instruments designated as hedged items as well as financial instruments designated as hedge accounting instruments are recognized as follows:

•In fair value hedges, the changes in the fair value of the derivative and the hedged item attributable to the hedged risk are recognized under the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement, with a corresponding offset under the headings where hedging items ("Hedging derivatives") and the hedged items are recognized, as applicable, except for interest-rate risks hedges (which are almost all of the hedges used by the Group), for which the valuation changes are recognized under the headings “Interest and other income” or “Interest expense”, as appropriate, in the accompanying consolidated income statement (see Note 37).

•In fair value hedges of interest rate risk of a portfolio of financial instruments (portfolio-hedges), the gains or losses that arise in the measurement of the hedging instrument are recognized in the consolidated income statement, with the corresponding offset on the headings “Derivatives-Hedge Accounting” and the gains or losses that arise from the change in the fair value of the hedged item (attributable to the hedged risk) are also recognized in the consolidated income statement (in both cases under the heading “Gains (losses) from hedge accounting, net”, using, as a balancing item, the headings "Fair value changes of the hedged items in portfolio hedges of interest rate risk" in the consolidated balance sheets, as applicable).

•In cash flow hedges, the gain or loss on the hedging instruments relating to the effective portion are recognized temporarily under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - Hedging derivatives. Cash flow hedges (effective portion)” in the consolidated balance sheets, with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences are recognized under the headings “Interest and other income” or “Interest expense” at the time when the gain or loss in the hedged instrument affects profit or loss, when the forecast transaction is executed or at the maturity date of the hedged item (see Note 37).

•Differences in the measurement of the hedging items corresponding to the ineffective portions of cash flow hedges are recognized directly in the heading “Gains (losses) from hedge accounting, net” in the consolidated income statement (see Note 41).

•In the hedges of net investments in foreign operations, the differences attributable to the effective portions of hedging items are recognized temporarily under the heading "Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss – Hedging of net investments in foreign operations (effective portion)" in the consolidated balance sheets with a balancing entry under the heading “Hedging derivatives” of the Assets or Liabilities of the consolidated balance sheets as applicable. These differences in valuation are recognized under the heading “Exchange differences, net" in the consolidated income statement when the investment in a foreign operation is disposed of or derecognized (see Note 41).

Loss allowances on financial assets

The “expected losses” impairment model is applied to financial assets valued at amortized cost, to debt instruments valued at fair value with changes in other accumulated comprehensive income, to financial guarantee contracts and other commitments. All financial instruments valued at fair value through profit or loss are excluded from the impairment model

The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions when they are initially recognized (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition (Stage 2) and the third one, the impaired financial assets (Stage 3).

The calculation of the provisions for credit risk in each of these three categories must be done differently. In this way, expected loss up to 12 months for the financial assets classified in the first of the aforementioned categories must be recorded, while expected losses estimated for the remaining life of the financial assets classified in the other two categories must be recorded. Thus, IFRS 9 differentiates between the following concepts of expected loss:

•Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements; and

•Expected loss during the life of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument.

Both, the modeling for expected losses estimates and the factors affecting such losses forecasts require considerable judgment, which must be carried out on a weighted probability basis.

The BBVA Group has applied the following definitions:

•Default

The Group has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, and coherent with the definition applied by the Group within the prudential context. The Group has considered the existence of default when one of the following situations occurs:

•Payment past-due for more than 90 days; or

•There are reasonable doubts regarding the full reimbursement of the instrument.

In accordance with IFRS 9, the 90-day past-due stipulation may be waived in cases where the entity considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2020, the Group has not considered periods higher than 90 days for any significant portfolio.

These criteria are aligned in all the geographies where the Group operates, being only minor differences kept in order to facilitate management adoption al a national level. In this sense, national criteria are permitted, within the Group standards and searching for consistency and coherence between the geographies, easing the adoption of the default definition management.

•Credit impaired asset

An asset is credit-impaired according to IFRS 9 if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•Significant financial difficulty of the issuer or the borrower,

•A breach of contract (e.g. a default or past due event),

•A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider,

•It becoming probable that the borrower will enter bankruptcy or other financial reorganization,

•The disappearance of an active market for that financial asset because of financial difficulties, or

•The purchase or origination of a financial asset at a deep discount that reflects the incurred credit losses.

It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.

The definition of impaired financial assets in the Group is aligned with the definition of default explained in the above paragraphs.

Credit risk management for wholesale counterparties is carried out at the customer (or group) level. For this reason, the classification of any of a client's exposures as impaired, whether due to more than 90 days of default or due to any of the subjective criteria, implies the classification as impaired of all the client's exposures. There may be some justified exception that, in any case, are not significant.

Regarding retail clients, which are managed at the operation level, the scoring systems review their score, among other reasons, in the event of a breach in any of their transactions which also triggers the necessary recovery actions. These include refinancing measures that, where appropriate, may lead to all customer transactions being considered impaired. Furthermore, given the granularity of the retail portfolios, the differential behavior of these clients in relation to their products and collateral provided, as well as the time necessary to find the best solution, the Group has established as an indicator that when a transaction of a retail client has default in excess of 90 days and this represents more than 20% of the client's total balance, all its transactions are considered impaired, this without prejudice to the fact that lower limits have been established due to management practices in some geography.

•Significant increase in credit risk

The objective of the impairment requirements is to recognize lifetime expected credit losses for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and supportable information, including that which is forward-looking.

The model developed by the Group for assessing the significant increase in credit risk has a two-prong approach that is applied globally (for more detail on the methodology used, see Note 7.2.1):

•Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life (see Note 7.2.1).

•Qualitative criterion: most indicators for detecting significant risk increase are included in the Group's systems through rating and scoring systems or macroeconomic scenarios, so the quantitative analysis covers the majority of circumstances. The Group uses additional qualitative criteria to identify significant increase in credit risk and thus, to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used. Such qualitative criteria are the following:

•More than 30 days past due. According to IFRS 9, default of more than 30 days is a presumption that can be rebutted in those cases in which the entity considers, based on reasonable and documented information, that such non-payment does not represent a significant increase in risk. As of December 31, 2020, the Group has not considered periods higher than 30 days.

•Watch list: They are subject to special watch by the Risk units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.

•Refinance or restructuring that does not show evidence of impairment, or that, having been previously identified, the existence of significant increase in credit risk is still considered.

Although the standard introduces a series of operational simplifications, also known as practical solutions, for analyzing the increase in significant risk, the Group does not use them as a general rule. However, for high-quality assets, mainly related to certain government institutions and bodies, the standard allows for considering that their credit risk has not increased significantly because they have a low credit risk at the presentation date. This possibility is limited to those financial instruments that are classified as having high credit quality and high liquidity to comply with the liquidity coverage ratio (“LCR”). This does not prevent these assets from being assigned the credit risk coverage that corresponds to their classification as Stage 1 based on their credit rating and macroeconomic expectations.

The classification of financial instruments subject to impairment under IFRS 9 is as follows:

•Stage 1– without significant increase in credit risk

Financial assets which are not considered to have significantly increased in credit risk have loss allowances measured at an amount equal to 12 months expected credit losses derived from defaults.

•Stage 2– significant increases in credit risk

When the credit risk of a financial asset has increased significantly since the initial recognition, the loss allowances of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

•Stage 3 – Impaired

When there is objective evidence that the instrument is credit impaired, the financial asset is transferred to this category in which the provision for losses of that financial instrument is calculated as the expected credit loss during the entire life of the asset.

When the recovery of any recognized amount is considered remote, such amount is written-off on the consolidated balance sheet, without prejudice to any actions that may be taken in order to collect the amount until the rights extinguish in full either because it is time-barred debt, the debt is forgiven, or other reasons.

Method for calculating expected credit loss

Method for calculating expected loss

In accordance with IFRS 9, the measurement of expected losses must reflect:

•A considered and unbiased amount, determined by evaluating a range of possible results;

•The time value of money, and

•Reasonable and supportable information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.

Expected losses are measured both individually and collectively

The individualized estimate of credit losses results from calculating the difference between the expected cash flows discounted at the effective interest rate of the transaction and the carrying amount of the instrument (See Note 7.2.1).

For the collective measurement of expected losses the instruments are classified into groups of assets based on their risk characteristics. Exposure within each group is segmented according to credit risk common characteristics, which indicate the payment capacity of the borrower according to the contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group. The characteristics of credit risk may consider, among others, the following factors (see Note 7):

•Type of instrument.

•Rating or scoring tools.

•Credit risk scoring or rating.

•Type of collateral.

•Amount of time at default for stage 3.

•Segment.

•Qualitative criteria which can have a significant increase in risk.

Collateral value if it has an impact on the probability of a default event.

The estimated losses are derived from the following parameters:

•PD: estimate of the probability of default in each period.

•EAD: estimate of the exposure in case of default at each future period, taking into account the changes in exposure after the presentation date of the financial statements.

•LGD: estimate of the loss in case of default, calculated as the difference between the contractual cash flows and receivables, including guarantees. For these purposes, the probability of executing the guarantee is considered in the estimation, the moment until its ownership and subsequent realization, the expected cashflows and acquisition and sale costs.

• CCF: cash conversion factor is the estimate made on off-balance sheet to determine the exposure subject to credit risk in the event of a default.

At the BBVA Group, the calculated expected credit losses are based on internal models developed for all portfolios within the IFRS 9 scope, except for the cases that are subject to individual analysis.

The calculation and recognition of expected losses includes exposures with governments and credit institutions, for which, despite having a reduced number of defaults in the information databases, internal models have been developed, considering, as sources of information, the data provided by external rating agencies or other observed in the market, such as changes in bond yields, prices of credit default swaps or any other public information on them.

Use of present, past and future information

IFRS 9 requires incorporation of present, past and future information to detect any significant increase in risk and measure expected loss.

The standard does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur have to be considered, even though the possibility of a loss may be very low. To achieve this, the Group generally evaluates the linear relationship between its estimated loss parameters (PD, GDP, EAD) with the historical and future forecasts of the macroeconomic scenarios.

Additionally, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.

The approach used by the Group consists of using a methodology based on the use of three scenarios. The first is the most probable scenario (base scenario) that is consistent with that used in the Group's internal management processes, and two additional ones, one more positive and the other more negative. The combined outcome of these three scenarios is calculated considering the weight given to each of them. The main macroeconomic variables that are valued in each of the scenarios for each of the geographies in which the Group operates are the Gross Domestic Product (GDP), the real estate price index, interest rates and the unemployment rate, although, in the first place, the main goal is seeking the greatest predictive capacity with respect to the former two (see Note 7.2.1).

2.2.2. Transfers and derecognition of financial assets and liabilities

The accounting treatment of transfers of financial assets is determined by the form in which risks and benefits associated with the financial assets involved are transferred to third parties. Thus the financial assets are only derecognized from the consolidated balance sheet when the cash flows that they generate are extinguished, when their implicit risks and benefits have been substantially transferred to third parties or when the control of financial asset is transferred even in case of no physical transfer or substantial retention of such assets. In the latter case, the financial asset transferred is derecognized from the consolidated balance sheet, and any right or obligation retained or created as a result of the transfer is simultaneously recognized.

Similarly, financial liabilities are derecognized from the consolidated balance sheet only if their obligations are extinguished or acquired (with a view to subsequent cancellation or renewed placement).

The Group is considered to have transferred substantially all the risks and benefits if such risks and benefits account for the majority of the risks and benefits involved in ownership of the transferred financial assets. If substantially all the risks and benefits associated with the transferred financial asset are retained:

•The transferred financial asset is not derecognized from the consolidated balance sheet and continues to be measured using the same criteria as those used before the transfer.

•A financial liability is recognized at the amount equal to the amount received, which is subsequently measured at amortized cost or fair value with changes in the income statement, whichever the case.

•Both the income generated on the transferred (but not derecognized) financial asset and the expense of the new financial liability continue to be recognized.

Treatment of securitizations

The securitizations to which the Group entities transfer their credit portfolios are consolidated entities of the Group. For more information, refer to Note 2.1 “Principles of consolidation”.

The Group considers that the risks and benefits of the securitizations are substantially retained if the subordinated bonds are held and/ or if subordination funding has been granted to those securitization funds, which means that the credit loss risk of the securitized assets will be assumed. Consequently, the Group is not derecognizing those transferred loan portfolios.

On the other hand, the Group has carried out synthetic securitizations, which are transactions where risk is transferred through derivatives or financial guarantees and in which the exposure of these securitizations remains in the balance sheet of the Group. The Group has established the synthetic securitizations through received financial guarantees. As for the commissions paid, they are accrued during the term of the financial guarantee.

2.2.3. Financial guarantees

Financial guarantees are considered to be those contracts that require their issuer to make specific payments to reimburse the holder of the financial guarantee for a loss incurred when a specific borrower breaches its payment obligations on the terms – whether original or subsequently modified – of a debt instrument, irrespective of the legal form it may take. Financial guarantees may take the form of a deposit, bank guarantee, insurance contract or credit derivative, among others.

In their initial recognition, financial guarantees are recognized as liabilities in the consolidated balance sheet at fair value, which is generally the present value of the fees, commissions and interest receivable from these contracts over the term thereof, and the Group simultaneously recognizes a corresponding asset in the consolidated balance sheet for the amount of the fees and commissions received at the inception of the transactions and the amounts receivable at the present value of the fees, commissions and interest outstanding.

Financial guarantees, irrespective of the guarantor, instrumentation or other circumstances, are reviewed periodically so as to determine the credit risk to which they are exposed and, if appropriate, to consider whether a provision is required for them. The credit risk is determined by application of criteria similar to those established for quantifying loss allowances on debt instruments measured at amortized cost (see Note 2.2.1).

The provisions recognized for financial guarantees are recognized under the heading “Provisions - Provisions for contingent risks and commitments” on the liability side in the consolidated balance sheets (see Note 24). These provisions are recognized and reversed with a charge or credit, respectively to “Provisions or reversal of provision” in the consolidated income statements (see Note 46).

Income from financial guarantees is recorded under the heading “Fee and commission income” in the consolidated income statement and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee (see Note 40).

Synthetic securitizations made by the Group to date meet the requirements of the accounting regulations for accounting as guarantees. Consideration as a financial guarantee means recognition of the commission paid for it over the period.

2.2.4. Non-current assets and disposal groups classified as held for sale and liabilities included in disposal groups classified as held for sale

The heading “Non-current assets and disposal groups classified as held for sale” in the consolidated balance sheet includes the carrying amount of individual items or items integrated in a group ("disposal group") or that form part of a significant business line or geographic area that it is intended to be disposed of (“discontinued operation”) whose sale is highly probable that it will take place under the conditions in which such assets are currently located within a period of one year from the date to which the financial statements refer. Additionally, assets that were expected to be disposed of within a year but which disposal is delayed and is caused by events and circumstances beyond the control of the Group can be classified as held for sale (see Note 21).

Symmetrically, the heading “Liabilities included in disposal groups classified as held for sale” in the consolidated balance sheet reflects the balances payable arising from disposal groups and discontinued operations.

The heading "Non-current assets and disposal groups as held for sale" includes the assets received by the subsidiaries for the satisfaction, in whole or in part, of the payment obligations of their debtors (foreclosed or received in payment of debt or recoveries from financial leasing transactions, unless the Group has decided to make continued use of those assets). The BBVA Group has specific units focused on real estate management and sale of these types of assets.

Non-current assets and disposal groups classified as held for sale are measured, at the acquisition date and at any later date deemed necessary, at either their carrying amount or the fair value of the property (less costs to sell), whichever is lower. An impairment or reversal of impairment for the difference is recognized if applicable. When the amount of the sale less estimated costs of sale is higher than the carrying value, the gain is not recognized until the moment of disposal and derecognition from the balance sheet.

Non-current assets and disposal groups held for sale groups classified as held for sale are not depreciated while included under the heading “Non-current assets and disposal groups classified as held for sale”.

In the case of real estate assets foreclosed or received in payment of debts, they are initially recognized at the lower of: the restated carrying amount of the financial asset and the fair value at the time of the foreclosure or receipt of the asset less estimated sales costs. The carrying amount of the financial asset is updated at the time of the foreclosure, treating the real property received as a secured collateral and taking into account the credit risk coverage that would correspond to it according to its classification prior to the delivery. For these purposes, the collateral will be valued at its current fair value (less sale costs) at the time of foreclosure. This carrying amount will be compared with the previous carrying amount and the difference will be recognized as a provision increase, if applicable. On the other hand, the fair value of the foreclosed assets is based mainly on appraisals or valuations carried out by independent experts on an annual basis or more frequently if there are indications of impairment by appraisal, evaluating the need to apply a discount on the asset derived from the specific conditions of the asset or the market situation for these assets and in any case, deducting the company’s estimated sale costs.

Gains and losses generated on the disposal of assets and liabilities classified as non-current held for sale, and liabilities included in disposal groups classified as held for sale as well as impairment losses and, where pertinent, the related recoveries, are recognized in “Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations” in the consolidated income statement (see Note 50). The remaining income and expense items associated with these assets and liabilities are classified within the relevant consolidated income statement headings.

Income and expense for discontinued operations, whatever their nature, generated during the year, even if they have occurred before their classification as discontinued operations, are presented net of the tax effect as a single amount under the heading “Profit (loss) after tax from discontinued operations” in the consolidated income statement (see Note 1.3 and 21). This heading includes the earnings from their sale or other disposal (net of tax effects).

2.2.5. Tangible Assets

Property, plant and equipment for own use

This heading includes the assets under ownership or acquired under lease terms (right to use), intended for future or current use by the BBVA Group and that it expects to hold for more than one year. It also includes tangible assets received by the consolidated entities in full or partial settlement of financial assets representing receivables from third parties which are expected to be held for continuing use.

For more information regarding the accounting treatment of right to use assets under lease terms, see Note 2.2.18 "Leases".

Property, plant and equipment for own use are presented in the consolidated balance sheets at acquisition cost, less any accumulated depreciation and, where appropriate, any estimated impairment losses resulting from comparing the net carrying amount of each item with its corresponding recoverable amount (see Note 17).

Depreciation is calculated using the straight-line method, during the useful life of the asset, on the basis of the acquisition cost of the assets less their residual value; the land is considered to have an indefinite life and is therefore not depreciated.

The tangible asset depreciation charges are recognized in the accompanying consolidated income statements under the heading "Depreciation and Amortization" (see Note 45) and are based on the application of the following depreciation rates (determined on the basis of the average years of estimated useful life of the various assets):

Depreciation rates for tangible assets
Type of assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%
Lease use rights	The lesser of the lease term or the useful life of the underlying asset

At each reporting date, the Group entities analyze whether there are internal or external indicators that a tangible asset may be impaired. When there is evidence of impairment, the Group analyzes whether this impairment actually exists by comparing the asset’s net carrying amount with its recoverable amount (defined as the higher between its recoverable amount less disposal costs and its value in use). When the carrying amount exceeds the recoverable amount, the carrying amount is written down to the recoverable amount and depreciation charges going forward are adjusted to reflect the asset’s remaining useful life.

Similarly, if there is any indication that the value of a previously impaired tangible asset is now recoverable, the consolidated entities will estimate the recoverable amounts of the asset and recognize it in the consolidated income statement, recording the reversal of the impairment loss recognized in previous years and thus adjusting future depreciation charges. Under no circumstances may the reversal of an impairment loss on an asset raise its carrying amount above that which it would have if no impairment losses had been recognized in prior years.

In the BBVA Group, most of the buildings held for own use are assigned to the different Cash-Generating-Units (CGU) to which they belong. The corresponding impairment analyses are performed for these CGUs to check whether sufficient cash flows are generated to support the value of the assets comprised within.

Operating and maintenance expense relating to tangible assets held for own use are recognized as an expense in the year they are incurred and recognized in the consolidated income statements under the heading "Administration costs - Other administrative expense - Property, fixtures and materials" (see Note 44.2).

Other assets leased out under an operating lease

The criteria used to recognize the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives and to recognize the impairment losses on them, are the same as those described in relation to tangible assets for own use.

Investment properties

The heading “Tangible assets - Investment properties” in the consolidated balance sheets reflects the net values (purchase cost minus the corresponding accumulated depreciation and, if appropriate, estimated impairment losses) of the land, buildings and other structures that are held either to earn rentals or for capital appreciation through sale and that are neither expected to be sold off in the ordinary course of business nor are destined for own use (see Note 17).

The criteria used to recognize the acquisition cost of investment properties, calculate their depreciation and their respective estimated useful lives and recognize the impairment losses on them, are the same as those described in relation to tangible assets held for own use.

The BBVA Group determines periodically the fair value of its investment properties in such a way that, at the end of the financial year, the fair value reflects the market conditions of investment property assets’ market at such date. This fair value will be determined taking as references the valuations performed by independent experts.

2.2.6. Business combinations

A business combination is a transaction, or any other deal, by which the Group obtains control of one or more businesses. It is accounted for by applying the “acquisition method”.

According to this method, the acquirer has to recognize the assets acquired and the liabilities and contingent liabilities assumed, including those that the acquired entity had not recognized in the accounts. The method involves the measurement of the consideration received for the business combination and its allocation to the assets, liabilities and contingent liabilities measured according to their fair value, at the purchase date, as well as the recognition of any non-controlling participation (minority interests) that may arise from the transaction.

In a business combination achieved in stages, the acquirer shall measure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in profit or loss under the heading “Gains (losses) on derecognition of non-financial assets and subsidiaries, net” of the consolidated income statements. In prior reporting periods, the acquirer may have recognized changes in the value of its equity interest in the acquiree in other comprehensive income. If so, the amount that was recognized in other comprehensive income shall be recognized on the same basis as would be required if the acquirer had disposed directly of the previously held equity interest.

In addition, the acquirer shall recognize an asset in the consolidated balance sheet under the heading “Intangible asset - Goodwill” if on the acquisition date there is a positive difference between:

the sum of the consideration transferred, the amount of all the non-controlling interests and the fair value of stock previously held in the acquired business; and

the net fair value of the assets acquired and liabilities assumed.

If this difference is negative, it shall be recognized directly in the income statement under the heading “Negative goodwill recognized in profit or loss”.

Non-controlling interests in the acquired entity may be measured in two ways: either at their fair value; or at the proportional percentage of net assets identified in the acquired entity. The method of valuing non-controlling interest may be elected in each business combination. BBVA Group has always elected for the second method.

2.2.7. Intangible assets

Goodwill

Goodwill represents a portion of consideration transferred in advance by the acquiring entity for the future economic benefits from assets that cannot be individually identified and separately recognized. Goodwill is never amortized. It is subject periodically to an impairment analysis, and is written off if there has been impairment (see Note 18).

Goodwill is assigned to one or more CGUs that expect to be the beneficiaries of the synergies derived from the business combinations. The CGUs represent the Group’s smallest identifiable asset groups that generate cash flows for the Group and that are largely independent of the flows generated from the Group’s other assets or groups of assets. Each unit or units to which goodwill is allocated:

Is the lowest level at which the entity manages goodwill internally.

Is not larger than an operating segment.

The cash generating units to which goodwill has been allocated are tested for impairment (including the allocated goodwill in their carrying amount). This analysis is performed at least annually or more frequently if there is any indication of impairment.

For the purpose of determining the impairment of a cash-generating unit to which a part of goodwill has been allocated, the carrying amount of that cash-generating unit, adjusted by the theoretical amount of the goodwill attributable to the non-controlling interests, in the event they are not valued at fair value, is compared with its recoverable amount.

The recoverable amount of a cash-generating unit is equal to the fair value less sale costs or its value in use, whichever is greater. Value in use is calculated as the discounted value of the cash flow projections that the unit’s management estimates and is based on the latest budgets approved for the coming years. The main assumptions used in its calculation are: a growth rate to extrapolate the cash flows indefinitely, and the discount rate used to discount the cash flows, which is equal to the cost of the capital assigned to each cash-generating unit, and equivalent to the sum of the risk-free rate plus a risk premium inherent to the cash-generating unit being evaluated for impairment.

If the carrying amount of the cash-generating unit exceeds the related recoverable amount, the Group recognizes an impairment loss; the resulting loss is apportioned by reducing, first, the carrying amount of the goodwill allocated to that unit and, second, if there are still impairment losses remaining to be recognized, the carrying amount of the remainder of the assets. This is done by allocating the remaining loss in proportion to the carrying amount of each of the assets in the unit. In the event the non-controlling interests are measured at fair value, the deterioration of goodwill attributable to non-controlling interests will be recognized. In any case, an impairment loss recognized for goodwill shall not be reversed in a subsequent period.

Goodwill impairment losses are recognized under the heading "Impairment or reversal of impairment on non-financial assets – Intangible assets” (see Note 49).

Other intangible assets

These assets may have an indefinite useful life if, based on an analysis of all relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash flows for the consolidated entities. In all other cases they have a finite useful life (see Note 18).

Intangible assets with a finite useful life are amortized according to the duration of this useful life, using methods similar to those used to depreciate tangible assets. The defined useful life intangible asset is made up mainly of IT applications acquisition costs which have a useful life of 3 to 5 years. The amortization charge of these assets is recognized in the accompanying consolidated income statements under the heading "Depreciation and amortization" (see Note 45).

The consolidated entities recognize any impairment losses on the carrying amount of these assets with charge to the heading “Impairment or reversal of impairment on non-financial assets- Intangible assets” in the accompanying consolidated income statements (see Note 49). The criteria used to recognize the impairment losses on these assets and, where applicable, the recovery of impairment losses recognized in prior years, are similar to those used for tangible assets.

2.2.8. Insurance and reinsurance contracts

The assets and liabilities of the BBVA Group’s insurance subsidiaries are recognized according to their nature under the corresponding headings of the consolidated balance sheets, and the initial recognition and valuation is carried out according to the criteria set out in IFRS 4.

The heading “Insurance and reinsurance assets” in the accompanying consolidated balance sheets includes the amounts that the consolidated insurance subsidiaries are entitled to receive under the reinsurance contracts entered into by them with third parties and, more specifically, the reinsurer´s share of the technical provisions recognized by the consolidated insurance subsidiaries.

The heading “Liabilities under insurance and reinsurance contracts” in the accompanying consolidated balance sheets includes the technical provisions for direct insurance and inward reinsurance recognized by the consolidated insurance subsidiaries to cover claims arising from insurance contracts open at period-end (see Note 23).

The income or expense reported by the BBVA Group’s consolidated insurance subsidiaries on their insurance activities is recognized, in accordance with their nature, in the corresponding items of the consolidated income statements.

The consolidated insurance entities of the BBVA Group recognize the amounts of the premiums written and a charge for the estimated cost of the claims that will be incurred at their final settlement to their consolidated income statements. At the close of each year the amounts collected and unearned, as well as the costs incurred and unpaid, are accrued.

The most significant provisions recorded by consolidated insurance entities with respect to insurance policies issued by them are set out by their nature in Note 23.

According to the type of product, the provisions may be as follows:

Life insurance provisions:

Represents the value of the net obligations undertaken with the life insurance policyholder. These provisions include:

•Provisions for unearned premiums. These are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period from year-end to the end of the insurance policy period.

•Mathematical reserves: Represents the value of the life insurance obligations of the insurance entities at year-end, net of the policyholder’s obligations, arising from life insurance contracted.

Non-life insurance provisions:

•Provisions for unearned premiums. These provisions are intended for the accrual, at the date of calculation, of the premiums written. Their balance reflects the portion of the premiums received until the closing date that has to be allocated to the period between the year-end and the end of the policy period.

•Provisions for unexpired risks: The provision for unexpired risks supplements the provision for unearned premiums by the amount by which that provision is not sufficient to reflect the assessed risks and expenses to be covered by the consolidated insurance subsidiaries in the policy period not elapsed at year-end.

Provision for claims:

This reflects the total amount of the outstanding obligations arising from claims incurred prior to year-end. Insurance subsidiaries calculate this provision as the difference between the total estimated or certain cost of the claims not yet reported, settled or paid, and the total amounts already paid in relation to these claims.

•Provision for bonuses and rebates:

This provision includes the amount of the bonuses accruing to policyholders, insurees or beneficiaries and the premiums to be returned to policyholders or insurees, as the case may be, based on the behavior of the risk insured, to the extent that such amounts have not been individually assigned to each of them.

•Technical provisions for reinsurance ceded:

Calculated by applying the criteria indicated above for direct insurance, taking account of the assignment conditions established in the open reinsurance contracts.

•Other technical provisions:

Insurance entities have recognized provisions to cover the probable mismatches in the market reinvestment interest rates with respect to those used in the valuation of the technical provisions.

The BBVA Group controls and monitors the exposure of the insurance subsidiaries to financial risk and, to this end, uses internal methods and tools that enable it to measure credit risk and market risk and to establish the limits for these risks.

2.2.9. Tax assets and liabilities

Expenses on corporate income tax applicable to the BBVA Group’s Spanish entities and on similar income taxes applicable to consolidated foreign entities are recognized in the consolidated income statement, except when they result from transactions on which the profits or losses are recognized directly in equity, in which case the related tax effect is also recognized in equity.

The total corporate income tax expense is calculated by aggregating the current tax arising from the application of the corresponding tax rate as per the tax base for the year (after deducting the tax credits or discounts allowable for tax purposes) and the change in deferred tax assets and liabilities recognized in the consolidated income statement.

Deferred tax assets and liabilities include temporary differences, defined as the amounts to be payable or recoverable in future years arising from the differences between the carrying amount of assets and liabilities and their tax bases (the “tax value”), and tax loss and tax credit or discount carry forwards. These amounts are calculated by applying to each temporary difference the tax rates that are expected to apply when the asset is realized or the liability settled (see Note 19).

The "Tax Assets" line item in the accompanying consolidated balance sheets includes the amount of all the assets of a tax nature, broken down into: "Current” (amounts of tax recoverable in the next twelve months) and "Deferred" (which includes the amount of tax to be recovered in future years, including those arising from tax losses or credits for deductions or rebates that can be compensated). The "Tax Liabilities" line item in the accompanying consolidated balance sheets includes the amount of all the liabilities of a tax nature, except for provisions for taxes, broken down into: "Current” (income tax payable on taxable profit for the year and other taxes payable in the next twelve months) and "Deferred" (the amount of corporate tax payable in subsequent years).

Deferred tax liabilities attributable to taxable temporary differences associated with investments in subsidiaries, associates or joint venture entities are recognized as such, except where the Group can control the timing of the reversal of the temporary difference and it is unlikely that it will reverse in the future. Deferred tax assets are recognized to the extent that it is probable that the consolidated entities will generate enough taxable profits to make deferred tax assets effective and do not correspond to those from initial recognition (except in the case of business combinations), which also does not affect the fiscal outcome.

The deferred tax assets and liabilities recognized are reassessed by the consolidated entities at each balance sheet date in order to ascertain whether they still qualify as deferred tax assets and liabilities, and the appropriate adjustments are made on the basis of the findings of the analyses performed. In those circumstances in which it is unclear how a specific requirement of the tax law applies to a particular transaction or circumstance, and the acceptability of the definitive tax treatment depends on the decisions taken by the relevant taxation authority in future, the entity recognizes current and deferred tax liabilities and assets considering whether it is probable or not that a taxation authority will accept an uncertain tax treatment. Thus, if the entity concludes that it is not probable that the taxation authority will accept an uncertain tax treatment, the entity uses the amount expected to be paid to (recovered from) the taxation authorities.

The income and expense directly recognized in consolidated equity that do not increase or decrease taxable income are accounted for as temporary differences.

2.2.10. Provisions, contingent assets and contingent liabilities

The heading “Provisions” in the consolidated balance sheets includes amounts recognized to cover the BBVA Group’s current obligations arising as a result of past events. These are certain in terms of nature but uncertain in terms of amount and/or settlement date. The settlement of these obligations is deemed likely to entail an outflow of resources embodying economic benefits (see Note 24). The obligations may arise in connection with legal or contractual provisions, valid expectations formed by Group entities relative to third parties in relation to the assumption of certain responsibilities or through virtually certain developments of particular aspects of the regulations applicable to the operation of the entities; and, specifically, future legislation to which the Group will certainly be subject. The provisions are recognized in the consolidated balance sheets when each and every one of the following requirements is met:

They represent a current obligation that has arisen from a past event. At the date of the Consolidated Financial Statements, there is more probability that the obligation will have to be met than that it will not.

It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

The amount of the obligation can be reasonably estimated.

Among other items, these provisions include the commitments made to employees by some of the Group entities mentioned in Note 2.2.11, as well as provisions for tax and legal litigation.

Contingent assets are possible assets that arise from past events and whose existence is conditional on, and will be confirmed only by, the occurrence or non-occurrence of events beyond the control of the Group. Contingent assets are not recognized in the consolidated balance sheet or in the consolidated income statement; however, they will be disclosed, should they exist, in the Notes to the Consolidated Financial Statements, provided that it is probable will give rise to an increase in resources embodying economic benefits.

Contingent liabilities are possible obligations of the Group that arise from past events and whose existence is conditional on the occurrence or non-occurrence of one or more future events beyond the control of the Group. They also include the existing obligations of the Group when it is not probable that an outflow of resources embodying economic benefits will be required to settle them; or when, in extremely rare cases, their amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognized in the consolidated balance sheet or the income statement (excluding contingent liabilities from businesses combinations) but are disclosed in the Notes to the Consolidated Financial Statements, unless the possibility of an outflow of resources embodying economic benefits is remote.

2.2.11. Pensions and other post-employment commitments

Below we provide a description of the most significant accounting policies relating to post-employment and other employee benefit commitments assumed by BBVA Group entities (see Note 25).

Short-term employee benefits

Benefits for current active employees which are accrued and settled during the year and for which a provision is not required in the entity´s accounts. These include wages and salaries, social security charges and other personnel expense.

Costs are charged and recognized under the heading “Administration costs – Personnel expense – Other personnel expense” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-contribution plans

The Group sponsors defined-contribution plans for the majority of its active employees. The amount of these benefits is established as a percentage of remuneration and/or as a fixed amount.

The contributions made to these plans in each year by BBVA Group entities are charged and recognized under the heading “Administration costs – Personnel expense– Defined-contribution plan expense” of the consolidated income statement (see Note 44.1).

Post-employment benefits – Defined-benefit plans

Some Group entities maintain pension commitments with employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. These commitments are covered by insurance contracts, pension funds and internal provisions.

In addition, some of the Spanish entities have offered certain employees the option to retire before their normal retirement age, recognizing the necessary provisions to cover the costs of the associated benefit commitments, which include both the liability for the benefit payments due as well as the contributions payable to external pension funds during the early retirement period.

Furthermore, certain Group entities provide welfare and medical benefits which extend beyond the date of retirement of the employees entitled to the benefits.

All of these commitments are quantified based on actuarial valuations, with the amounts recorded under the heading “Provisions – Provisions for pensions and similar obligations” in the consolidated balance sheet and determined as the difference between the value of the defined-benefit commitments and the fair value of plan assets at the date of the Consolidated Financial Statements (see Note 25).

Current service cost is charged and recognized under the heading “Administration costs – Personnel expense – Defined-benefit plan expense” of the consolidated income statement (see Note 44.1).

Interest credits/charges relating to these commitments are charged and recognized in net terms under the headings “Interest and other income” or, where appropriated, “Interest expense” of the consolidated income statement (see Note 37).

Past service costs arising from benefit plan changes as well as early retirements granted during the year are recognized under the heading “Provisions or reversals of provisions” of the consolidated income statement (see Note 46).

Other long-term employee benefits

In addition to the above commitments, certain Group entities provide long-term service awards to their employees, consisting of monetary amounts or periods of vacation granted upon completion of a number of years of qualifying service.

These commitments are quantified based on actuarial valuations and the amounts recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet (see Note 24).

Valuation of commitments: actuarial assumptions and recognition of gains/losses

The present value of these commitments is determined based on individual member data. Active employee costs are determined using the “projected unit credit” method, which treats each period of service as giving rise to an additional unit of benefit and values each unit separately.

In establishing the actuarial assumptions we take into account that:

They should be unbiased, i.e. neither unduly optimistic nor excessively conservative.

Each assumption does not contradict the others and adequately reflect the existing relationship between economic variables such as price inflation, expected wage increases, discount rates and the expected return on plan assets, etc. Future wage and benefit levels should be based on market expectations, at the balance sheet date, for the period over which the obligations are to be settled.

The interest rate used to discount benefit commitments is determined by reference to market yields, at the balance sheet date, on high quality bonds.

The BBVA Group recognizes actuarial gains (losses) relating to early retirement benefits, long service awards and other similar items under the heading “Provisions or reversal of provisions” of the consolidated income statement for the period in which they arise (see Note 46). Actuarial gains (losses) relating to pension and medical benefits are directly charged and recognized under the heading "Accumulated other comprehensive income (loss) – Items that will not be reclassified to profit or loss – Actuarial gains (losses) on defined benefit pension plans" of equity in the consolidated balance sheet (see Note 30).

2.2.12. Equity-settled share-based payment transactions

Equity –settled share-based payment transactions, provided they constitute the delivery of such equity instruments once completion of a specific period of services has occurred, are recognized as an expense for services being provided by employees, by way of a balancing entry under the heading “Shareholders’ funds – Other equity instruments” in the consolidated balance sheet. These services are measured at fair value for the employees services received, unless such fair value cannot be calculated reliably. In such case, they are measured by reference to the fair value of the equity instruments granted, taking into account the date on which the commitments were granted and the terms and other conditions included in the commitments.

When the initial compensation agreement includes what may be considered market conditions among its terms, any changes in these conditions will not be reflected in the consolidated income statement, as these have already been accounted for in calculating the initial fair value of the equity instruments. Non-market vesting conditions are not taken into account when estimating the initial fair value of equity instruments, but they are taken into account when determining the number of equity instruments to be issued. This will be recognized on the consolidated income statement with the corresponding increase in total consolidated equity.

2.2.13. Termination benefits

Termination benefits are recognized in the financial statements when the BBVA Group agrees to terminate employment contracts with its employees and has established a detailed plan.

2.2.14. Treasury shares

The value of common stock issued by the BBVA Group’s entities and held by them - basically, shares and derivatives on the Bank’s shares held by some consolidated entities that comply with the requirements to be recognized as equity instruments - are recognized as a decrease to net equity, under the heading "Shareholders’ funds - Treasury stock" in the consolidated balance sheets (see Note 29).

These financial assets are recognized at acquisition cost, and the gains or losses arising on their disposal are credited or debited, as appropriate, to the heading “Shareholders’ funds - Retained earnings” in the consolidated balance sheets (see Note 28).

2.2.15. Foreign-currency transactions and exchange differences

The BBVA Group’s functional currency, and thus the currency in which the Consolidated Financial Statements are presented, is the euro. As such, all balances and transactions denominated in currencies other than the euro are deemed to be denominated in “foreign currency”.

Conversion to euros of the balances held in foreign currency is performed in two consecutive stages:

Conversion of the foreign currency to the entity’s functional currency (currency of the main economic environment in which the entity operates); and

Conversion to euros of the balances held in the functional currencies of the entities whose functional currency is not the euro.

Conversion of the foreign currency to the entity’s functional currency

Transactions denominated in foreign currencies carried out by the consolidated entities (or entities accounted for using the equity method) are initially accounted for in their respective currencies. Subsequently, the monetary balances in foreign currencies are converted to their respective functional currencies using the exchange rate at the close of the financial year. In addition,

Non-monetary items valued at their historical cost are converted to the functional currency at the exchange rate applicable on the purchase date.

Non-monetary items valued at their fair value are converted at the exchange rate in force on the date on which such fair value was determined.

Monetary items are converted to the functional currency at the closing exchange rate.

Income and expense are converted at the period’s average exchange rates for all the operations carried out during the year. When applying this criterion the BBVA Group considers whether significant variations have taken place in exchange rates during the year which, owing to their impact on the statements as a whole, may require the application of exchange rates as of the date of the transaction instead of such average exchange rates.

The exchange differences produced when converting the balances in foreign currency to the functional currency of the consolidated entities are generally recognized under the heading "Exchange differences, net" in the consolidated income statements (see Note 41). However, the exchange differences in non-monetary items measured at fair value are recorded to equity under the heading “Accumulated other comprehensive income (loss) - Items that will not be reclassified to profit or loss - Fair value changes of equity instruments measured at fair value through other comprehensive income” in the consolidated balance sheets (see Note 30).

Conversion of functional currencies to euros

The balances in the financial statements of consolidated entities whose functional currency is not the euro are converted to euros as follows:

Assets and liabilities: at the closing spot exchange rates as of the date of each of the consolidated balance sheets.

Income and expense and cash flows are converted by applying the exchange rate applicable on the date of the transaction, and the average exchange rate for the financial year may be used, unless it has undergone significant variations during the year.

Equity items: at the historical exchange rates.

The exchange differences arising from the conversion to euros of balances in the functional currencies of the consolidated entities whose functional currency is not the euro are recognized under the heading “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation” in the consolidated balance sheets (Notes 30 and 31 respectively). Meanwhile, the differences arising from the conversion to euros of the financial statements of entities accounted for by the equity method are recognized under the heading “Accumulated other comprehensive income (loss) - Items that may be reclassified to profit or loss - of other recognized income and expense of investments in joint ventures and associates" (Note 30) until the item to which they relate is derecognized, at which time they are recognized in the income statement.

The financial statements of companies of hyperinflationary economies are restated for the effects of changes in prices before their conversion to euros following the provisions of IAS 29 "Financial information in hyperinflationary economies" (see Note 2.2.19). Both these adjustments for inflation and the exchange differences that arise when converting the financial statements of companies into hyperinflationary economies are accounted for in “Accumulated other comprehensive income (loss) – Items that may be reclassified to profit or loss - Foreign currency translation”.

The breakdown of the main consolidated balances in foreign currencies, with reference to the most significant foreign currencies, is set forth in Appendix VII.

Venezuela

Local financial statements of the Group subsidiaries in Venezuela are expressed in Venezuelan Bolivar, and converted into euros for the consolidated financial statements. Venezuela is a country with strong exchange restrictions that has different rates officially published, and, since December 31, 2015, the Board of Directors considers that the use of these exchanges rates for converting bolivars into euros in preparing the Consolidated Financial Statements does not reflect the true picture of the financial statements of the Group and the financial position of the Group subsidiaries in this country. Therefore, since the year ended December 31, 2015, the exchange rate for converting bolivars into euros is an estimation taking into account the evolution of the estimated inflation in Venezuela.

As of December 31, 2020, 2019 and 2018, the impact on the financial statements that would have resulted by applying the last published official exchange rate instead of the exchange rate estimated by BBVA Group was not significant (see Note 2.2.19).

2.2.16. Recognition of income and expense

The most significant policies used by the BBVA Group to recognize its income and expense are as follows.

Interest income and expense and similar items:

As a general rule, interest income and expense and similar items are recognized on the basis of their period of accrual using the effective interest rate method.

They shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates the income or expense:

•The interest income past-due before the initial recognition and pending to be received will form part of the gross carrying amount of the debt instrument.

•The interest income accrued after the initial recognition will form part of the gross carrying amount of the debt instrument until it will be received.

The financial fees and commissions that arise on the arrangement of loans and advances (basically origination and analysis fees) are deferred and recognized in the income statement over the expected life of the loan. From that amount, the transaction costs identified as directly attributable to the arrangement of the loans and advances will be deducted. These fees are part of the effective interest rate for the loans and advances.

Once a debt instrument has been impaired, interest income is recognized applying the effective interest rate used to discount the estimated recoverable cash flows on the carrying amount of the asset.

Income from dividends received:

Dividends shall be recognized within the consolidated income statement according to the following criteria, independently from the financial instruments’ portfolio which generates this income:

•When the right to receive payment has been declared before the initial recognition and when the payment is pending to be received, the dividends will not form part of the gross carrying amount of the equity instrument and will not be recognized as income. Those dividends are accounted for as financial assets separately from the net equity instrument.

•If the right to receive payment is received after the initial recognition, the dividends from the net equity instruments will be recognized within the consolidated income statement. If the dividends correspond indubitable to the profits of the issuer before the date of initial recognition, they will not be recognized as income but as reduction of the gross carrying amount of the equity instrument because it represents a partial recuperation of the investment. Amongst other circumstances, the generation date can be considered to be prior to the date of initial recognition if the amounts distributed by the issuer as from the initial recognition are higher than its profits during the same period.

Commissions, fees and similar items:

Income and expense relating to commissions and similar fees are recognized in the consolidated income statement using criteria that vary according to the nature of such items. The most significant items in this connection are:

•Those relating to financial assets and liabilities measured at fair value through profit or loss, which are recognized when collected/paid.

•Those arising from transactions or services that are provided over a period of time, which are recognized over the life of these transactions or services.

•Those relating to a singular transaction, which are recognized when this singular transaction is carried out.

Non-financial income and expense:

These are recognized for accounting purposes on an accrual basis.

Deferred collections and payments:

These are recognized for accounting purposes at the amount resulting from discounting the expected cash flows at market rates.

2.2.17. Sales of assets and income from the provision of non-financial services

The heading “Other operating income” in the consolidated income statements includes the proceeds of the sales of assets and income from the services provided by the Group entities that are not financial institutions. In the case of the Group, these entities are mainly real estate and service entities (see Note 42).

2.2.18. Leases

Effective January 1, 2019, IFRS 16 replaced IAS 17 “Leases”. The single lessee accounting model requires the lessee to record assets and liabilities for all lease contracts. The standard provides two exceptions to the recognition of lease assets and liabilities that can be applied in the case of short-term contracts and those in which the underlying assets have low value. BBVA elected to apply both exceptions. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset, which is recorded under the headings ‘‘Tangible assets – Property plants and equipment’’ and ‘‘Tangible assets – Investment properties’’ of the consolidated balance sheet (see Note 17) and a lease liability representing its obligation to make lease payments which is recorded under the heading ‘‘ Financial liabilities at amortized cost – Other financial liabilities’’ in the consolidated balance sheet (see Note 22.5).

At the initial date of the lease, the lease liability represents the present value of all lease unpaid payments. The liabilities registered under this heading of the consolidated balance sheets are measured after their initial recognition at amortized cost, this being determined in accordance with the “effective interest rate” method.

The right to use assets are initially recorded at cost. This cost consists of the initial measurement of the lease liability, any payment made before the initial date less any lease incentives received, all direct initial expenses incurred, as well as an estimate of the expenses to be incurred by the lessee, such as expenses related to the removal and dismantling of the underlying asset. The right to use assets recorded under this heading of the consolidated balance sheets are measured after their initial recognition at cost less:

•The accumulated depreciation and accumulated impairment

•Any remeasurement of the lease liability.

The interest expense on the lease liability is recorded in the consolidated income statements under the heading “Interest expense” (see note 37). Variable payments not included in the initial measurement of the lease liability are recorded under the heading “Administration costs – Other administrative expense” (see Note 44).

Amortization is calculated using the straight-line method over the lifetime of the lease contract, on the basis of the cost of the assets. The tangible asset depreciation charges are recognized in the accompanying consolidated income statements under the heading "Depreciation and Amortization" (see Note 45).

In case of electing one of the exceptions in order not to recognize the corresponding right to use and the liability in the consolidated balance sheets, payments related to the corresponding lease are recognized in the consolidated income statements, over the contract period, lineally, or in the way that best represents the structure of the lease operation, under the heading "Other operating expense” (see Note 42).

Operating lease and sublease incomes are recognized in the consolidated income statements under the headings “Other operating income” (see Note 42).

As a lessor, lease contracts are classified as finance leases from the inception of the transaction if they substantially transfer all the risks and rewards incidental to ownership of the asset forming the subject-matter of the contract. Leases other than finance leases are classified as operating leases.

When the consolidated entities act as the lessor of an asset under finance leases, the aggregate present values of the lease payments receivable from the lessee plus the guaranteed residual value (normally the exercise price of the lessee’s purchase option on expiration of the lease agreement) are recognized as financing provided to third parties and, therefore, are included under the heading “Loans and advances” in the accompanying consolidated balance sheets (see Note 14).

When the consolidated entities act as lessors of an asset in operating leases, the acquisition cost of the leased assets is recognized under "Tangible assets – Property, plant and equipment – Other assets leased out under an operating lease" in the consolidated balance sheets (see Note 17). These assets are depreciated in line with the criteria adopted for items of tangible assets for own use, while the income arising from the lease arrangements is recognized in the consolidated income statements on a straight-line basis within “Other operating income” and "Other operating expense" (see Note 42).

If a fair value sale and leaseback results in a lease, the profit or loss generated from the effectively transferred part of the sale is recognized in the consolidated income statement at the time of sale (only for the effectively transmitted part).

The assets leased out under operating lease contracts to other entities in the Group are treated in the Consolidated Financial Statements as for own use, and thus rental expense and income is eliminated in consolidation and the corresponding depreciation is recognized.

2.2.19. Entities and branches located in countries with hyperinflationary economies

In accordance with the IFRS-IASB criteria, to determine whether an economy has a high inflation rate the country's economic situation is examined, analyzing whether certain circumstances are fulfilled, such as whether the population prefers to keep its wealth or savings in non-monetary assets or in a relatively stable foreign currency, whether prices can be set in that currency, whether interest rates, wages and prices are pegged to a price index or whether the accumulated inflation rate over three years reaches or exceeds 100%. The fact that any of these circumstances is fulfilled will not be a decisive factor in considering an economy hyperinflationary, but it does provide some reasons to consider it as such.

Argentina

Since 2018, the economy of Argentina has been considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in Argentina have therefore been adjusted to correct for the effects of inflation in accordance with IAS 29 “Financial reporting in hyperinflationary economies“.

During 2020, 2019 and 2018, the increase in the reserves of Group entities located in Argentina derived from the re-expression for hyperinflation (IAS 29) amounts to €343, €470 and €703 million, respectively, of which €228, €313 and €463 million, respectively, have been recorded within “Equity – Accumulated other comprehensive income /(loss)” and €115, €157 and €240 million, respectively, within “Minority interests – Accumulated other comprehensive income/(loss)”. Furthermore, during 2020, 2019 and 2018 the decrease in the reserves of Group entities located in Argentina derived from the conversion (IAS 21) amounted to €482, €460 and €773 million, respectively, of which €320, €305 and €515 million, respectively, have been recorded within “Equity – Accumulated other comprehensive income/(loss)”, and €162, €155 and €258 million, respectively, within “Minority interests – Accumulated other comprehensive income/(loss)”. The net impact of both effects is presented under the caption “Other increases or (-) decreases in equity” in the consolidated statement of changes in equity for the years ended December 31, 2020, 2019 and 2018. The net loss in the profit attributable to the parent company of the Group in 2020, 2019 and 2018 derived from the application of IAS 29 amounted to €148, €190 and €209 million, respectively. In addition, there is a net loss in the profit attributable to the parent company of the Group in 2020, 2019 and 2018 derived from the application of IAS 21 which amounted to €26, €34 and €57 million, respectively.

The breakdown of the General Price Index (“GPI”) and the inflation index used as of December 31, 2020 for the inflation of the financial statements of the Group companies located in Argentina is as follows:

General Price Index
0	2020
GPI	387
Average GPI	331
Inflation of the period	36,5%

Venezuela

Since 2009, the economy of Venezuela has been considered hyperinflationary under the above criteria. As a result, the financial statements of the BBVA Group’s entities located in Venezuela have therefore been adjusted to correct for the effects of inflation in accordance with IAS 29 “Financial reporting in hyperinflationary economies“.

The losses recognized under the heading “Profit attributable to the parent company” in the accompanying consolidated income statement as a result of the adjustment for inflation on net monetary position of the Group entities in Venezuela amounted to €5, €8 and €12 million in 2020, 2019 and 2018, respectively (see Note 2.2.15).

2.3. Recent IFRS pronouncements

Standards and interpretations that became effective in 2020

The following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC”) became effective in 2020.

IAS 1 and IAS 8 – “Definition of Material”

The amendments clarify the definition of “material” in the preparation of the financial statements by aligning the definition of the Conceptual Framework, IAS 1 and IAS 8 (which, before such amendment, contained similar but not identical definitions). The new definition of material is as follows: “information is material if its omission, misrepresentation or obscuration can reasonably be expected to influence the decisions made by the primary users of a specific entity’s general purpose financial statements, based on those financial statements.”

The implementation of this standard has had no significant impact on the Group´s consolidated financial statements.

IFRS 3 – “Definition of a business”

The amendment clarifies the difference between “acquiring a business” or “acquiring a group of assets” for accounting purposes. To determine whether a transaction is the acquisition of a business, an entity has to evaluate and conclude that the following two conditions are met:

•The fair value of the assets acquired is not in a single asset or group of similar assets.

•The set of acquired activities and assets includes, as a minimum, an input and a substantive process that together contribute to the ability to create products.

The implementation of this standard has had no significant impact on the Group´s consolidated financial statements.

IFRS 9, IAS 39 and IFRS 7 – Modifications – IBOR Reform

The IBOR Reform (Phase 1) refers to the amendments issued by the IASB on IFRS 9, IAS 39 and IFRS 7 to avoid that some accounting hedges have to be discontinued in the period before the reform of the reference rates becomes effective. BBVA Group applies IAS 39 for hedge accounting, and therefore the amendments to IFRS 9 referred to in this section do not apply.

In some cases, and/or jurisdictions, there may exist uncertainty about the future of some reference rates or their impact on the entity’s contracts, which directly causes uncertainty about the timing or amounts of cash flows of the hedged instrument or the hedging instrument. Due to such uncertainties, some entities may be forced to discontinue an accounting hedge, or not be able to designate new hedging relationships.

Consequently, the amendments include several temporary simplifications of the requirements for the application of hedge accounting which apply to all hedging relationships that are affected by the uncertainty arising from the Reform. A hedging relationship is affected by the reform if it generates uncertainty about the timing or amount of cash flows of the hedged financial instrument or the hedge linked to the specific benchmark. The simplifications refer to the requirements on the highly probable future transaction in cash flow hedges, on prospective and retrospective effectiveness (exemption from compliance with the 80%-125% effectiveness ratio) and on the need to separately identify the risk component.

As the amendments aim is to provide temporary exceptions to the application of certain specific hedge accounting requirements, these exceptions should terminate once the uncertainty is resolved or the hedge ceases to exist.

The Group also has cash flow and fair value hedge accounting relationships which are exposed to different IBORS, predominantly EURIBOR, LIBOR in US dollars and to a much lesser degree Sterling LIBOR and other benchmark interest rates. The Group considers that the amendments to IAS 39 and IFRS 7 are applicable when there is uncertainty about future cash flows.

The nominal amount of the hedging instruments directly affected by the IBOR reform as of December 31, 2020 is the following:

Millions of Euros
	LIBOR USD	LIBOR GBP	Other - TIIE (*)	TOTAL
Cash flow hedges	9.084	-	574	9.658
Fair value hedges	10.608	266	1.477	12.351

(*) Equilibrium Interbank Interest Rate used in Mexico.

As of December 31, 2020, the Group considers that, in general, there is no uncertainty regarding EURIBOR as it has been replaced by the hybrid EURIBOR which uses a methodology that meets the standards required by the various international organizations. In the case of accounting hedges which are referenced to other benchmark interest rates, despite the uncertainty, based on the simplifications provided by the standard, the hedging relationships for the annual period that ended on December 31, 2020, will not be affected by the IBOR reform.

IFRS 16 –Leases – COVID-19 modifications

On May 28, 2020, the IASB approved an amendment to IFRS 16 to include a practical expedient to the accounting treatment for rent concessions (payment deferrals and temporary rent reductions) that occur due to a direct consequence of COVID-19 (see Note 1.5).

The amendment permits lessees to account for rent concessions as if they were not lease modifications to the initial ones. It is applicable to rent concessions related to COVID-19, which reduces lease payments before June 30, 2021. This amendment is effective from June 1, 2020.

The implementation of this standard has had no significant impact on the Group´s consolidated financial statements.

Standards and interpretations issued but not yet effective as of December 31, 2020

The following new International Financial Reporting Standards together with their Interpretations had been published at the date of preparation of the accompanying consolidated financial statements, but are not mandatory as of December 31, 2020. Although in some cases the International Accounting Standards Board (“IASB”) allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.

IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Modifications - IBOR reform

On August 27, 2020, the IASB issued the second phase of the IBOR reform that involves the introduction of amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, to ensure that the financial statements reflect the economic effects of the IBOR reform. The amendments focus on the accounting for financial instruments once a new benchmark has been introduced.

Such modifications introduce the practical simplification of accounting for changes in the cash flows of the financial instruments directly caused by the IBOR reform and, if they take place under an “economically equivalent” context, through the effective interest rate of the financial instrument update. Similarly, a practical simplification will be applied to IFRS 16 “Leases” for leases, when accounting for modifications in lease agreements as a consequence of the IBOR reform. Additionally, some exemptions to the hedging requirements are introduced so as not to discontinue certain hedging relationships. However, similar to the phase 1 amendments, these phase 2 amendments do not provide exceptions to the valuation requirements applicable to hedged items and hedging instruments in accordance with IFRS 9 or IAS 39. Thus, once the new benchmark has been implemented, the hedged items and hedging instruments must be valued according to the new index, and any possible ineffectiveness that may exist in the hedge will be recognized in profit or loss. On the other hand, new disclosures are introduced.

The IBOR transition is considered to be a complex initiative, which affects BBVA Group in different geographical areas and business lines, as well as in a multitude of products, systems and processes. Therefore, BBVA Group has established an IBOR transition program, provided with a robust governance structure by means of an Executive Steering Committee, with representation from senior management of the affected areas, which reports directly to the Group's Global Leadership Team. At the local level, each geography has defined a local governance structure with the participation of senior management. The coordination between geographies is realized through the Project Management Office (PMO) and the Global Working Groups that incorporate a multi-geographic and transversal view on the areas of Legal, Risk, Regulatory, Engineering, Finance and Accounting. The project also involves both Corporate Assurance of the different geographies and business lines and Global Corporate Assurance of the Group.

The IBOR transition project within BBVA Group takes into account the different approaches and timings of transition to the new RFRs (risk-free rate) when evaluating the economic, operational, legal, financial, reputational or compliance risks associated with the transition, as well as defining the lines of action to mitigate them. A relevant aspect of this transition is its impact on contracts referenced to LIBOR (mainly dollar) and EONIA rates that mature after 2021. In this regard, in the case of the EONIA, BBVA aims to carry out a novation of the contracts maturing after 2021 (it should be noted that these exposures are immaterial in the Group) and has already begun, proactively, the renegotiation of collateral contracts to adapt them to the operations against clearing houses homogeneously which already migrated last July. The Group already has new fallbacks in place which incorporate the €STR as a replacement rate, as well as language to incorporate this benchmark as the main reference rate in new contracts. In the case of LIBOR, BBVA Group has identified the stock of contracts expiring after 2021 and is working on the implementation of tools/systems that will allow the stock to be migrated to solutions such as those proposed by ISDA (Group entities are either already adhering to the ISDA protocol or in the process of doing so). Likewise, BBVA Group continues to work on adapting all its systems and processes to deal with alternative Risk Free Rates, such as SOFR and SONIA. In the case of EURIBOR, the European authorities have encouraged amendments of its methodology so that it complies with the requirements of the European Regulation on Benchmarks. BBVA actively participates in various working groups, including the EURO RFR WG which works specifically, amongst others, on the definition of fallbacks in contracts, in anticipation of an option to change the index in the future.

BBVA Group has a significant number of financial assets and liabilities referenced to IBOR rates, especially EURIBOR, which are used, among others, in loans, deposits, debt issuances and financial derivatives. Furthermore, although the exposure to EONIA is lower in the banking book, this benchmark interest rate is used in financial derivatives in the trading book, as well as in the collateral agreements and most are booked in Spain. In the case of LIBOR, the USD is the most relevant currency for both cash products and financial derivatives in the banking book and the trading book. Other LIBOR currencies (CHF, GBP and JPY) have a much lower specific weight.

These modifications introduced in the second phase of the reform will be mandatory as of January 2021, with possible early adoption. In this sense, based on the progress of the transition to the new indices in the Group, the BBVA Group has considered that it is not necessary to early adopt IBOR reform phase 2 in the BBVA Group in 2020. On January 13, 2021, the European Commission has endorsed the aforementioned modifications.

IFRS 17 – Insurance Contracts

IFRS 17 establishes the principles for the accounting for insurance contracts and supersedes IFRS 4. The new standard introduces a single accounting model for all insurance contracts and requires the entities to use updated assumptions.

An entity shall divide the contracts into groups and recognize and measure groups of insurance contracts at the total of:

•the fulfilment cash flows, that comprises the estimate of future cash flows, an adjustment to reflect the time value of money and the financial risk associated with the future cash flows and a risk adjustment for non-financial risk; and

•the contractual service margin that represents the unearned profit.

The amounts recognized in the consolidated income statement shall be disaggregated into insurance revenue, insurance service expenses and insurance finance income or expenses. Insurance revenue and insurance service expenses shall exclude any investment components. Insurance revenue shall be recognized over the period the entity provides insurance coverage and in proportion to the value of the provision of coverage that the insurer provides in the period.

This Standard will be applied to the accounting years starting on or after January 1, 2023. In 2019, the Group established an IFRS 17 implementation project with the objective of harmonizing the criteria in the Group and with the participation of all the affected areas.

Amendments to IFRS 4 Insurance Contracts

The amendment to IFRS 4 includes a deferral in the temporary exception option regarding the application of IFRS 9 for entities whose business model is predominantly an insurance model until January 1, 2023, aligning it with the entry into force of the IFRS 17 Insurance Contracts rule. This modification will be applicable from January 1, 2021, although it will not have an impact on the Group since the Bank will not take such option.